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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AXIS Capital Holdings Limited
Address: 92 Pitts Bay Road,
         Pembroke, Bermuda HM 08

Form 13F File Number: 28-14684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dean Benner
Title: Chief Investment Officer
Phone: (441) 496-2600

Signature, Place, and Date of Signing:


/s/ Dean Benner                         Pembroke, Bermuda   August 5, 2012
-------------------------------------   -----------------   --------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total:   $134,558
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
None

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                           FORM 13F INFORMATION TABLE
                          AXIS CAPITAL HOLDINGS LIMITED
                         FOR QUARTER ENDED JUNE 30, 2012

                                                                                                             Voting Authority
                                                           Value    Shrs or  SH/ Put/ Investment   Other  ---------------------
Name of Issuer                Title of Class     CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
---------------------------- ---------------- ---------- --------- --------- --- ---- ---------- -------- --------- ------ ----
SPDR S&P 500 ETF TR          TR UNIT          78462F 103  $ 81,568   599,304 SH       SOLE                  599,304
ISHARES TR                   MSCI EAFE INDEX  464287 465  $ 33,843   677,396 SH       SOLE                  677,396
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042 858  $ 14,573   364,954 SH       SOLE                  364,954
BLACKSTONE GROUP L P         COM UNIT LTD     09253U 108  $  4,575   350,000 SH       SOLE                  350,000